Taxation - Reconciliation of the taxation rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Profit before tax	£ 2,152	£ 1,910	£ 1,628
UK statutory rate of taxation of 23.5%	538	478	383
Differences in overseas taxation rates	(26)	(18)	(2)
Benefit of substance-based tax rulings	(7)	(5)	(21)
R&D tax credits	(8)	(6)	(6)
Tax losses not recognised	(4)
Permanent differences on disposals, acquisitions and transfers		(35)	155
Items non-deductible/taxable for tax purposes	43	64	55
Reassessment of prior year estimates	(2)	(50)	(65)
Changes in tax rates	(62)	7	18
Total tax charge	£ 472	£ 435	£ 517
Standard rate of corporation tax	25.00%	25.00%	23.50%